LORD ABBETT                     [GRAPHIC]

                                      2001
                                     ANNUAL
                                     REPORT



LORD ABBETT
LARGE-CAP RESEARCH FUND
SMALL-CAP VALUE FUND










FOR THE YEAR ENDED NOVEMBER 30, 2001

(Unaudited)

LORD ABBETT RESEARCH FUND ANNUAL REPORT
FOR THE YEAR ENDED NOVEMBER 30, 2001

DEAR SHAREHOLDERS: We are pleased to provide you with this twelve-month overview of the Research Funds' strategies and performance for the fiscal year ended November 30, 2001. On this and the following pages, we discuss the factors that influenced performance. As you may notice, we have reformatted our Shareholder Reports. By producing these reports in a more efficient manner, we anticipate this will benefit both our current and future shareholders.

      Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

MARKET REVIEW

      In the last twelve months, successive interest rate cuts by the Federal Reserve Board (the Fed), coupled with numerous negative earnings reports by companies, steered investors away from previously popular, larger companies, and into smaller stocks where a lower interest-rate environment can make it easier for companies to finance rapid growth. While value stocks have been favored year-to-date, trading activity during the quarter indicated a renewed interest and rotation back towards some of the beaten-up growth stocks that suffered despite attractive underlying fundamentals.

      As the year continued, manufacturing activity slowed and August labor data showed an unemployment rate of 4.9%, the highest level since September 1997. At some point, experts worried that rising unemployment would hurt consumer confidence and ultimately consumer spending, which had been the backbone of the economy for much of the year. The events of September 11 have pushed down consumer confidence but overall consumer spending still remains stronger than expected by the consensus.

(Unaudited)

LORD ABBETT LARGE-CAP RESEARCH FUND
FOR THE YEAR ENDED NOVEMBER 30, 2001

Q: HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED NOVEMBER 30, 2001?

A: For the year-ended November 30, 2001, Lord Abbett Large-Cap Research Fund returned -4.26%(1) outperforming the S&P 500/Barra Value Index (the "Index"),(2) which returned -8.56%. Please refer to page 4 for standardized returns.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: During the last twelve months, the Fund posted strong relative performance in an otherwise volatile marketplace. During the year, the Fund benefited from strong stock selection within the information technology, consumer staples and consumer discretionary sectors. The Fund's overweight exposure to healthcare and consumer staples, relative to the Index, also contributed to performance, as these companies tend to be more stable during periods of economic decline. Additionally, our strategy of underweighting technology stocks, which were the worst performers in the Index during the year, proved successful and added relative value.

      Detracting from performance were holdings in the financial, telecommunications and, to a lesser extent, energy sectors. In addition, our underweighting in financials and consumer discretionary, two sectors that performed relatively well, hurt performance.

Q: WHAT IS THE GENERAL ECONOMIC OUTLOOK GOING FORWARD?

A: Although economic growth, as measured by the Gross Domestic Product came in negative for the third quarter, and could be negative again in the fourth quarter of 2001, we believe the monetary and fiscal stimulus could provide the impetus for a recovery early in 2002. We are expecting positive growth in the first quarter.

Q: HOW IS THE FUND POSITIONED BASED ON THIS OUTLOOK?

A: Over the year, we have increased the Fund's exposure to economically sensitive stocks (retail, technology and industrials) and decreased the Fund's exposure by a similar amount to financials and utilities. At the beginning of the year, the Fund owned only one name in retail and now the Fund owns over nine companies in the sector. In technology, we moved from an extremely underweighted position to about market weighted. In industrial,

(Unaudited)

which includes airlines, aerospace, machinery and road and rail, we are significantly overweighted compared to the benchmark. Going forward, we will continue to remain focused on companies in economically sensitive areas with the potential for accelerating fundamentals.

(1) Reflects performance at the net asset value of Class A shares, with all distributions reinvested, for the year ended November 30, 2001.

(2) The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance, this popular index includes a representative sample of leading companies in leading industries. The S&P 500/Barra Value Index contains companies with lower price-to-book ratios. An investor cannot invest directly in an index.

IMPORTANT PERFORMANCE AND OTHER INFORMATION PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 800-874-3733 for a Prospectus. An investor should read the Prospectus carefully before investing.

FOR FURTHER UPDATED PERFORMANCE INFORMATION, PLEASE CALL LORD ABBETT AT 800-821-5129 OR REFER TO OUR WEBSITE AT www.LordAbbett.com.

LARGE-CAP RESEARCH FUND (UNAUDITED)

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in both S&P 500 Index and S&P 500/Barra Value Index, assuming reinvestment of all dividends and distributions.

[CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                       THE FUND (CLASS A SHARES)   THE FUND (CLASS A SHARES) AT MAXIMUM       S&P 500(R)              S&P 500/
                          AT NET ASSET VALUE                 OFFERING PRICE(1)                 INDEX(2)         BARRA VALUE INDEX(2)
June 3, 92                     $10,000                            $9,425                       $10,000                 $10,000
   Nov. 92                     $10,610                           $10,000                       $10,543                 $10,278
       '93                     $12,490                           $11,772                       $11,606                 $12,202
       '94                     $13,517                           $12,740                       $11,726                 $12,183
       '95                     $17,953                           $16,921                       $16,057                 $16,439
       '96                     $22,666                           $21,362                       $20,529                 $20,953
       '97                     $27,169                           $25,607                       $26,380                 $26,208
       '98                     $30,824                           $29,051                       $32,626                 $29,681
       '99                     $36,061                           $33,987                       $39,442                 $33,376
       '00                     $40,301                           $37,984                       $37,774                 $34,938
       '01                     $38,584                           $36,366                       $33,161                 $31,948

                              FISCAL YEAR-END 11/30
               AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIOD ENDING NOVEMBER 30, 2001

                       1 YEAR           5 YEARS        LIFE OF FUND
CLASS A(3)             -9.77%             9.92%           14.57%
CLASS B(4)             -9.41%            10.19%           13.20%
CLASS C(5)             -5.80%                --           11.15%
CLASS P(6)             -4.16%                --            3.19%
CLASS Y(7)             -4.14%                --            2.94%

(1) Reflects the deduction of the maximum initial sales charge of 5.75%.

(2) Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the indices, particularly that of the S&P 500 Index, is not necessarily representative of the Fund's performance. Performance for each index begins on May 31, 1992.

(3) Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending November 30, 2001 using the SEC-required uniform method to compute such return. The Class A shares were first offered on June 3, 1992.

(4) The Class B shares were first offered on August 1, 1996. Performance reflects the deduction of a CDSC of 5% for 1 year, 1% for 5 years and 0% for the life of the class.

(5) The Class C shares were first offered on April 1, 1997. Performance reflects the deduction of a CDSC of 1% for 1 year and 0% for life of the class.

(6) The Class P shares were first offered on April 28, 1999. Performance is at net asset value.

(7) The Class Y shares were first offered on May 4, 1999. Performance is at net asset value.

SCHEDULE OF INVESTMENTS
LARGE-CAP RESEARCH FUND NOVEMBER 30, 2001

                                                             VALUE
INVESTMENTS                                 SHARES           (000)
------------------------------------------------------------------
COMMON STOCKS 89.68%

AEROSPACE & DEFENSE 1.62%
United Technologies Corp.                   96,200         $ 5,791
                                                           -------
AIR FREIGHT & COURIERS 1.22%
United Parcel Service, Inc.                 77,300           4,346
                                                           -------
AIRLINES 2.03%
Southwest Airlines Co.                     385,300           7,224
                                                           -------
BANKS 8.96%
Bank One Corp.                              70,000           2,621
FleetBoston Financial Corp.                 78,800           2,896
M&T Bank Corp.                              42,610           3,004
Mellon Financial Corp.                     208,800           7,807
Wachovia Corp.                             270,000           8,356
Wells Fargo & Co.                          170,000           7,276
                                                           -------
TOTAL                                                       31,960
                                                           -------
BEVERAGES 3.30%
Diageo plc ADR                             114,600           4,976
PepsiCo, Inc.                              140,000           6,808
                                                           -------
TOTAL                                                       11,784
                                                           -------
CHEMICALS 4.51%
E.I. Du Pont de
Nemours & Co.                               86,600           3,840
Praxair, Inc.                               76,400           4,043
Rohm & Haas Co.                             82,200           2,918
The Dow Chemical Co.                       141,300           5,299
                                                           -------
TOTAL                                                       16,100
                                                           -------
COMMERCIAL SERVICES & SUPPLIES 2.64%
First Data Corp.                            60,000           4,395
Waste Management, Inc.                     170,900           5,007
                                                           -------
TOTAL                                                        9,402
                                                           -------
COMMUNICATIONS EQUIPMENT 2.58%
Lucent Technologies, Inc.*                 640,000         $ 4,685
Motorola, Inc.                             100,900           1,679
QUALCOMM, Inc.*                             48,100           2,824
                                                           -------
TOTAL                                                        9,188
                                                           -------
COMPUTERS & PERIPHERALS 2.27%
Apple Computer, Inc.*                      240,000           5,112
EMC Corp.*                                 177,600           2,982
                                                           -------
TOTAL                                                        8,094
                                                           -------
CONSTRUCTION & ENGINEERING 0.98%
Fluor Corp.                                 92,200           3,490
                                                           -------
CONTAINERS & PACKAGING 1.79%
Packaging Corp. of
America*                                   364,800           6,384
                                                           -------
DIVERSIFIED FINANCIALS 3.59%
Citigroup, Inc.                             68,200           3,267
Federal National Mortgage
Assoc.                                      30,000           2,358
J.P. Morgan Chase & Co.                    108,900           4,107
Morgan Stanley Dean
Witter & Co.                                55,600           3,086
                                                           -------
TOTAL                                                       12,818
                                                           -------
DIVERSIFIED TELECOMMUNICATION SERVICES 2.81%
BellSouth Corp.                             51,600           1,987
Verizon Communications,
Inc.                                        84,300           3,962
WorldCom, Inc.- WorldCom
Group*                                     280,300           4,075
                                                           -------
TOTAL                                                       10,024
                                                           -------
ELECTRIC UTILITIES 4.04%
Dominion Resources, Inc.                   120,000           7,014
Duke Energy Corp.                          120,000           4,338
Public Service Enterprise
Group                                       75,600           3,066
                                                           -------
TOTAL                                                       14,418
                                                           -------


                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP RESEARCH FUND NOVEMBER 30, 2001


                                                             VALUE
INVESTMENTS                                 SHARES           (000)
------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES 0.13%
Transocean Sedco Forex, Inc.                16,456           $ 466
                                                           -------
FOOD PRODUCTS 2.68%
Archer-Daniels-Midland Co.                  94,500           1,454
General Mills, Inc.                        119,900           5,917
Kraft Foods, Inc.                           66,500           2,202
                                                           -------
TOTAL                                                        9,573
                                                           -------
GAS UTILITIES 1.92%
El Paso Corp.                              153,750           6,842
                                                           -------
HEALTHCARE EQUIPMENT & SUPPLIES 2.00%
Boston Scientific Corp.*                   158,500           4,216
Guidant Corp.*                              59,700           2,914
                                                           -------
TOTAL                                                        7,130
                                                           -------
HEALTHCARE PROVIDERS & SERVICES 0.69%
Anthem, Inc.*                               25,900           1,317
HCA- The Healthcare Co.                     29,600           1,148
                                                           -------
TOTAL                                                        2,465
                                                           -------
HOTELS, RESTAURANTS & LEISURE 0.90%
McDonald's Corp.                           119,500           3,207
                                                           -------
INDUSTRIAL CONGLOMERATES 2.14%
Minnesota Mining &
Manufacturing Co.                           30,700           3,518
Tyco Int'l. Ltd.                            70,000           4,116
                                                           -------
TOTAL                                                        7,634
                                                           -------
INSURANCE 2.98%
ACE Ltd.                                    46,600           1,776
American International
Group, Inc.                                107,392           8,849
                                                           -------
TOTAL                                                       10,625
                                                           -------
MACHINERY 2.28%
Caterpillar, Inc.                           28,100         $ 1,332
Deere & Co.                                 92,100           3,683
Eaton Corp.                                 44,700           3,112
                                                           -------
TOTAL                                                        8,127
                                                           -------
MEDIA 7.42%
AOL Time Warner, Inc.*                      52,400           1,829
Clear Channel
Communications, Inc.*                       27,100           1,266
Comcast Corp.*                              71,300           2,709
Dow Jones & Co., Inc.                       30,000           1,519
Gannett Co., Inc.                           70,100           4,869
Liberty Media Corp.
Class A*                                   130,400           1,715
The Walt Disney Co.                        264,100           5,406
Tribune Co.                                 97,700           3,527
Viacom, Inc.*                               82,850           3,616
                                                           -------
TOTAL                                                       26,456
                                                           -------
METALS & MINING 1.67%
Alcoa, Inc.                                154,500           5,964
                                                           -------
MULTI-LINE RETAIL 1.98%
Sears, Roebuck & Co.                        15,100             687
Target Corp.                               170,000           6,382
                                                           -------
TOTAL                                                        7,069
                                                           -------
MULTI-UTILITIES 1.71%
Dynegy, Inc. Class A                       103,300           3,135
The Williams Cos., Inc.                    110,500           2,953
                                                           -------
TOTAL                                                        6,088
                                                           -------
OFFICE ELECTRONICS 1.34%
Xerox Corp.*                               570,000           4,788
                                                           -------
OIL & GAS 2.33%
Exxon Mobil Corp.                           73,000           2,730
Total Fina Elf S.A. ADR                     87,300           5,595
                                                           -------
TOTAL                                                        8,325
                                                           -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP RESEARCH FUND NOVEMBER 30, 2001

                                                             VALUE
INVESTMENTS                                 SHARES           (000)
------------------------------------------------------------------
PAPER & FOREST PRODUCTS 0.27%
Bowater, Inc.                               20,000        $    962
                                                          --------
PERSONAL PRODUCTS 0.64%
Avon Products, Inc.                         47,780           2,281
                                                          --------
PHARMACEUTICALS 5.55%
American Home Products
Corp.                                       60,800           3,654
Bristol-Myers Squibb Co.                    65,400           3,516
ICN Pharmaceuticals, Inc.                   63,900           1,903
Pharmacia Corp.                             58,800           2,611
Schering-Plough Corp.                      227,000           8,110
                                                          --------
TOTAL                                                       19,794
                                                          --------
ROAD & RAIL 2.07%
Burlington Northern
Santa Fe Corp.                              59,200           1,735
CSX Corp.                                   82,000           3,067
Union Pacific Corp.                         47,000           2,587
                                                          --------
TOTAL                                                        7,389
                                                          --------
SOFTWARE 2.18%
Autodesk, Inc.                              44,000           1,637
Compuware Corp.*                           198,575           2,208
PeopleSoft, Inc.*                          112,300           3,920
                                                          --------
TOTAL                                                        7,765
                                                          --------
SPECIALTY RETAIL 3.00%
Staples, Inc.*                             112,900           1,987
The Gap, Inc.                               53,400             707
The Home Depot, Inc.                        95,300           4,447
The Limited, Inc.                          170,000           2,366
The TJX Cos., Inc.                          31,700           1,195
                                                          --------
TOTAL                                                       10,702
                                                          --------
TEXTILES & APPAREL 1.46%
NIKE, Inc.                                  85,200           4,515
V.F. Corp.                                  18,500             703
                                                          --------
TOTAL                                                        5,218
                                                          --------
TOTAL COMMON STOCKS
(Cost $284,414,984)                                        319,893
                                                          ========

                                           PRINCIPAL
                                              AMOUNT         VALUE
INVESTMENTS                                    (000)         (000)
------------------------------------------------------------------
SHORT-TERM INVESTMENTS 8.91%

COMMERCIAL PAPER 8.91%
Citigroup, Inc.
2.14% due 12/3/2001                        $15,718        $ 15,718

UBS PaineWebber
2.15% due 12/3/2001                         16,060          16,058
                                                          --------
TOTAL SHORT-TERM INVESTMENTS
(Cost $31,776,082)                                          31,776
                                                          ========
TOTAL INVESTMENTS 98.59%
(Cost $316,191,066)                                       $351,669
                                                          ========

*     Non-Income producing security.
ADR   American Depository Receipt.


                       SEE NOTES TO FINANCIAL STATEMENTS.

(Unaudited)

LORD ABBETT SMALL-CAP VALUE FUND
FOR THE YEAR ENDED NOVEMBER 30, 2001

Q: HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED NOVEMBER 30, 2001?

A: For the year-ended November 30, 2001, Lord Abbett Small-Cap Value Fund returned 15.12%,(1) strongly outperforming the Russell 2000(R) Index,(2) which returned 4.82%. Please refer to page 10 for standardized returns.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The Fund posted solid gains over the last twelve months, as many investors focused on smaller companies with strong fundamentals and growth potential. Over the course of the Fund's fiscal year, we experienced consistent gains in several sectors. The Fund enjoyed favorable stock selection in the technology, producer durables, material & processing and health care sectors during the period. Our investments in companies involved in the non-cyclical healthcare sector provided a safe haven during the economic turmoil that riled more discretionary sectors. Select holdings in healthcare, healthcare services and pharmaceutical companies provided stable returns that helped overall performance.

The weakest area for the portfolio were holdings in the energy sector, where all but a few of our stocks declined during the period. Many of these stocks suffered in June as a result of rising inventories that drove down oil and natural gas prices. Nevertheless, we believe there are a number of energy companies that have solid fundamentals and will benefit from a positive environment going forward.

Q: WHAT IS THE GENERAL ECONOMIC OUTLOOK GOING FORWARD?

A: We believe that earnings disappointments can be expected from a broad range of companies. This could continue to be the case, until investors become more assured of economic recovery. In addition, American businesses continue to work through excess inventories, squeezing out remaining excesses. Although economic growth, as measured by the Gross Domestic Product, came in negative for the third quarter, and could be negative again for the fourth quarter of 2001, we believe the monetary and fiscal stimulus provided by policymakers could provide the impetus for a recovery in 2002.

Q: HOW IS THE FUND POSITIONED BASED ON THIS OUTLOOK?

A: We continue to hold a positive outlook for small-capitalization stocks over the

(Unaudited)

coming year as monetary and fiscal stimuli are in place to foster significant growth in the smaller companies. We will continue to run a research-driven fund, and we are optimistic that we will identify companies which are undervalued and that will provide opportunities for long-term investors.




(1) Reflects performance at the net asset value of Class A shares, with all distributions reinvested, for the year ended November 30, 2001.

(2) Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represent approximately 8% of the total market capitalization of the Russell 3000 Index. An investor cannot invest directly in an index.

A NOTE ABOUT RISK: The Fund invests primarily in small-cap company stocks, which tend to be more volatile and can be less liquid than large-cap company stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 800-874-3733 for a Prospectus. An investor should read the Prospectus carefully before investing.

FOR FURTHER UPDATED PERFORMANCE INFORMATION, PLEASE CALL LORD ABBETT AT 800-821-5129 OR REFER TO OUR WEBSITE AT www.LordAbbett.com.

SMALL-CAP VALUE FUND (UNAUDITED)

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 2000(R) Index, assuming reinvestment of all dividends and distributions.

[CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                          THE FUND                       THE FUND
                     (CLASS A SHARES) AT            (CLASS A SHARES) AT           RUSSELL 2000(R)
                       NET ASSET VALUE           MAXIMUM OFFERING PRICE(1)           INDEX(2)
December 13, 95           $10,000                         $9,425                      $10,000
         Nov 96           $12,824                        $12,087                      $11,352
             97           $17,683                        $16,666                      $14,010
             98           $15,612                        $14,715                      $13,082
             99           $16,992                        $16,015                      $15,132
             00           $21,309                        $20,083                      $15,044
             01           $24,530                        $23,120                      $15,769

                             FISCAL YEAR-END 11/30
               AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIOD ENDING NOVEMBER 30, 2001

                      1 YEAR             5 YEARS            LIFE OF FUND
CLASS A(3)             8.48%             12.51%                15.08%
CLASS B(4)             9.33%             12.86%                13.50%
CLASS C(5)            13.22%                 --                12.50%
CLASS P(6)            15.01%                 --                13.93%
CLASS Y(7)            15.56%                 --                 8.93%

(1)   Reflects the deduction of the maximum initial sales charge of 5.75%.

(2) Performance for the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund's performance. Performance begins on December 31, 1995.

(3) Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending November 30, 2001 using the SEC-required uniform method to compute such return. The Class A shares were first offered on December 13, 1995.

(4) The Class B shares were first offered on November 15, 1996. Performance reflects the deduction of a CDSC of 5% for 1 year, 1% for 5 years and 0% for the life of the class.

(5) The Class C shares were first offered on April 1, 1997. Performance reflects the deduction of a CDSC of 1% for 1 year and 0% for life of the class.

(6) The Class P shares were first offered on June 23, 1999. Performance is at net asset value.

(7) Class Y shares were first offered on December 30, 1997. Performance is at net asset value.

SCHEDULE OF INVESTMENTS
SMALL-CAP VALUE FUND NOVEMBER 30, 2001

                                            VALUE          VALUE
INVESTMENTS                                 SHARES          (000)
------------------------------------------------------------------
COMMON STOCKS 94.73%

ADVERTISING 0.23%
R.H. Donnelley Corp.*                       60,000         $ 1,677
                                                           -------
AEROSPACE 0.58%
Moog, Inc. Class A*                        206,150           4,263
                                                           -------
AIR TRANSPORT 0.25%
Alaska Air Group, Inc.*                     65,000           1,862
                                                           -------
AUTO PARTS: AFTER MARKET 0.89%
CLARCOR, Inc.                              245,900           6,605
                                                           -------
AUTO PARTS: ORIGINAL EQUIPMENT 3.95%
American Axle &
Manufacturing Holdings,
Inc.*                                      400,900           7,798
Borg Warner, Inc.                           47,400           2,180
Donnelly Corp.                              54,200             732
Superior Industries Int'l.,
Inc.                                       472,000          18,432
                                                           -------
TOTAL                                                       29,142
                                                           -------
BANKS 4.31%
Cullen/Frost Bankers, Inc.                 234,500           6,601
Doral Financial Corp.                      435,000          14,107
East-West Bancorp., Inc.                   288,800           6,385
Silicon Valley Bancshares*                 186,600           4,708
                                                           -------
TOTAL                                                       31,801
                                                           -------
BEVERAGE: BREWERS (WINERIES) 0.17%
Constellation Brands, Inc.*                 32,800           1,243
                                                           -------
BIOTECHNOLOGY RESEARCH & PRODUCTION 0.48%
Harvard Bioscience, Inc.*                  379,600           3,508
                                                           -------
BUILDING MATERIALS 1.75%
Hughes Supply, Inc.                        206,300           5,539
Simpson Manufacturing
Co., Inc.*                                 142,000           7,370
                                                           -------
TOTAL                                                       12,909
                                                           -------
COAL 0.82%
Arch Coal, Inc.                            222,300         $ 4,444
Peabody Energy Corp.                        60,000           1,590
                                                           -------
TOTAL                                                        6,034
                                                           -------
COMMUNICATIONS TECHNOLOGY 0.88%
CommScope, Inc.*                           327,700           6,462
                                                           -------
COMPUTER SERVICES SOFTWARE & SYSTEMS 6.39%
American Management
Systems, Inc.*                             248,600           3,804
Aspen Technology, Inc.*                    570,200           7,510
Datastream Systems, Inc.*                  490,300           2,084
Electronics for Imaging,
Inc.*                                      220,300           4,833
Gartner Group, Inc. Class A*               825,000           8,209
Keane, Inc.*                               417,100           6,986
NYFIX, Inc.*                               320,100           6,693
The TriZetto Group, Inc.*                  625,000           7,019
                                                           -------
TOTAL                                                       47,138
                                                           -------
COMPUTER TECHNOLOGY 3.39%
InFocus Corp.*                             257,200           5,800
Performance Technologies,
Inc.*                                      337,400           3,981
Zebra Technologies Corp.
Class A*                                   297,600          15,252
                                                           -------
TOTAL                                                       25,033
                                                           -------
CONSTRUCTION 1.11%
Granite Construction, Inc.                 334,800           8,169
                                                           -------
CONTAINERS & PACKAGING: PAPER & PLASTIC 2.01%
Ivex Packaging Corp.*                      832,000          14,851
                                                           -------
DIVERSIFIED MANUFACTURING 0.48%
Barnes Group, Inc.                          62,400           1,360
OpticNet, Inc.*                             81,550               6
SPS Technologies, Inc.*                     66,758           2,190
                                                           -------
TOTAL                                                        3,556
                                                           -------


                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND NOVEMBER 30, 2001

                                                           VALUE
INVESTMENTS                                 SHARES          (000)
------------------------------------------------------------------
DRUG & GROCERY STORE CHAINS 1.24%
Casey's General Stores, Inc.               310,400         $ 4,315
Pathmark Stores, Inc.*                     200,000           4,840
                                                           -------
TOTAL                                                        9,155
                                                           -------
DRUGS & PHARMACEUTICALS 0.66%
Enzo Biochem, Inc.*                        217,400           4,865
                                                           -------
ELECTRICAL EQUIPMENT & COMPONENTS 1.63%
Ametek, Inc.                               200,000           5,770
CTS Corp.                                  300,000           4,500
Technitrol, Inc.                            71,900           1,733
                                                           -------
TOTAL                                                       12,003
                                                           -------
ELECTRICAL: HOUSEHOLD APPLIANCE 0.22%
Good Guys, Inc.*                           450,000           1,615
                                                           -------
ELECTRONICS 1.57%
Aeroflex, Inc.*                            210,000           3,404
Avid Technology, Inc.*                     132,500           1,397
BEI Technologies, Inc.                     371,200           6,771
                                                           -------
TOTAL                                                       11,572
                                                           -------
ELECTRONICS: MEDICAL SYSTEMS 0.23%
Aspect Medical Systems,
Inc.*                                      175,000           1,733
                                                           -------
ENGINEERING & CONTRACTING SERVICES 2.53%
Jacobs Engineering Group,
Inc.*                                      170,000          11,722
Michael Baker Corp.*+                      511,500           6,956
                                                           -------
TOTAL                                                       18,678
                                                           -------
FINANCIAL: DATA PROCESSING SERVICES & SYSTEMS 2.45%
Kronos, Inc.*                              177,500           7,650
MICROS Systems, Inc.*                      420,000          10,450
                                                           -------
TOTAL                                                       18,100
                                                           -------
FINANCIAL: MISCELLANEOUS 2.01%
Financial Federal Corp.*                   525,000         $14,863
                                                           -------
FOODS 1.23%
NBTY, Inc.*                                 84,300             980
Smithfield Foods, Inc.*                    320,000           8,096
                                                           -------
TOTAL                                                        9,076
                                                           -------
HEALTH CARE FACILITIES 4.04%
Manor Care, Inc.*                          730,000          17,046
Renal Care Group, Inc.*                    310,000           9,939
Sunrise Assisted Living,
Inc.*                                      102,300           2,813
                                                           -------
TOTAL                                                       29,798
                                                           -------
HEALTH CARE MANAGEMENT SERVICES 0.97%
Sierra Health Services, Inc.*              803,000           7,187
                                                           -------
Hotel/Motel 2.56%
The Marcus Corp.+                        1,366,500          18,912
                                                           -------
IDENTIFICATION CONTROL & FILTER DEVICES 4.08%
Donaldson Co., Inc.                        236,700           8,616
ESCO Technologies, Inc.*                   240,000           7,164
IDEX Corp.                                 186,100           5,657
Robbins & Myers, Inc.                      365,000           8,669
                                                           -------
TOTAL                                                       30,106
                                                           -------
INSURANCE: MULTI-LINE 1.04%
Markel Corp.*                               42,000           7,697
                                                           -------
INSURANCE: PROPERTY-CASUALTY 1.00%
Odyssey Re Holdings Corp.                  480,300           7,397
                                                           -------
MACHINERY: INDUSTRIAL/
SPECIALTY 1.56%
Nordson Corp.                              192,800           4,658
Tennant Co.                                205,000           6,892
                                                           -------
TOTAL                                                       11,550
                                                           -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND NOVEMBER 30, 2001

                                                           VALUE
INVESTMENTS                                 SHARES          (000)
------------------------------------------------------------------
MACHINERY: OIL WELL EQUIPMENT &
SERVICES 2.46%
Helmerich & Payne, Inc.                    286,900         $ 8,082
National-Oilwell, Inc.*                    195,000           3,264
Universal Compression
Holdings, Inc.*                            252,000           6,781
                                                           -------
TOTAL                                                       18,127
                                                           -------
MATERIALS & PROCESSING: MISCELLANEOUS 3.86%
Rogers Corp.*+                             889,600          28,449
                                                           -------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 4.33%
ICU Medical, Inc.*                         240,600          10,404
Invacare Corp.                             400,000          14,160
STERIS Corp.*                              380,000           7,383
                                                           -------
TOTAL                                                       31,947
                                                           -------
METAL FABRICATING 1.14%
Lone Star Technologies,
Inc.*                                       51,800             783
Maverick Tube Corp.*                       725,000           7,605
                                                           -------
TOTAL                                                        8,388
                                                           -------
MULTI-SECTOR COMPANIES 1.24%
Teleflex, Inc.                             215,000           9,116
                                                           -------
OFFSHORE DRILLING 0.99%
Pride Int'l., Inc.*                        570,000           7,296
                                                           -------
OIL: CRUDE PRODUCERS 1.47%
Forest Oil Corp.*                          237,300           6,179
Stone Energy Corp.*                        131,579           4,691
                                                           -------
TOTAL                                                       10,870
                                                           -------
PAINTS & COATINGS 3.11%
Ferro Corp.                                169,400           4,208
Valspar Corp.                              475,100          18,757
                                                           -------
TOTAL                                                       22,965
                                                           -------
RADIO & TV BROADCASTERS 0.29%
Salem Communications
Corp. Class A*                             101,700         $ 2,107
                                                           -------
REAL ESTATE INVESTMENT TRUSTS 2.75%
Mack-Cali Realty Corp.                     250,000           7,325
Prentiss Properties Trust                  205,000           5,420
SL Green Realty Corp.                      250,000           7,575
                                                           -------
TOTAL                                                       20,320
                                                           -------
RESTAURANTS 3.37%
Buca, Inc.*                                605,100           8,810
O'Charleys, Inc.*                          215,000           4,130
Outback Steakhouse, Inc.*                  325,000          10,114
Ryan's Family Steak
Houses, Inc.*                               92,100           1,833
                                                           -------
TOTAL                                                       24,887
                                                           -------
RETAIL 6.36%
1-800 Contacts, Inc.*                      206,100           2,966
Abercrombie & Fitch Co.
Class A*                                   145,000           3,480
American Eagle Outfitters,
Inc.*                                       82,900           2,026
Barnes & Noble, Inc.*                      201,800           6,235
Borders Group*                             305,000           5,871
Genesco, Inc.*                             490,000           9,408
Russ Berrie & Co., Inc.                    185,000           5,467
The Gymboree Corp.*                        974,700          11,453
                                                           -------
TOTAL                                                       46,906
                                                           -------
SAVINGS & LOAN 0.79%
Webster Financial Corp.                    190,000           5,801
                                                           -------
SOAPS & HOUSEHOLD CHEMICALS 0.89%
Church & Dwight Co., Inc.                  250,000           6,575
                                                           -------
TEXTILES APPAREL MANUFACTURERS 0.69%
Phillips-Van Heusen Corp.                  465,000           5,115
                                                           -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND NOVEMBER 30, 2001

                                            VALUE          VALUE
INVESTMENTS                                 SHARES          (000)
------------------------------------------------------------------
TRUCKERS 2.61%
Arkansas Best Corp.*                        64,000        $  1,563
Roadway Corp.                              170,000           5,052
Swift Transportation Co.,
Inc.*                                      625,000          12,650
                                                          --------
TOTAL                                                       19,265
                                                          --------
WHOLESALERS 1.67%
United Stationers, Inc.                    269,700           7,856
MSC Industrial Direct Co.*                 245,000           4,496
                                                          --------
TOTAL                                                       12,352
                                                          --------
TOTAL COMMON STOCKS
(Cost $576,711,041)                                        699,046
                                                          ========
WARRANTS 0.02%

ELECTRICAL: HOUSEHOLD APPLIANCE 0.02%
Good Guys, Inc.
expiring 8/19/02(a)
(Cost $22,132)                             387,500             146
                                                           -------

                                           PRINCIPAL
                                              AMOUNT         VALUE
INVESTMENTS                                    (000)         (000)
------------------------------------------------------------------
SHORT TERM INVESTMENTS 5.34%

COMMERCIAL PAPER 5.34%

Citigroup, Inc.
2.14% due 12/3/2001                        $ 6,080        $  6,080
UBS PAINEWEBBER
2.15% due 12/3/2001                         33,340          33,336
                                                          --------
TOTAL SHORT-TERM INVESTMENTS
(Cost $39,416,017)                                          39,416
                                                          ========
TOTAL INVESTMENTS 100.09%
(Cost $616,149,190)                                       $738,608
                                                          ========

*   Non-Income producing security.

(a) Security valued at fair value - See Note 2.

+   Affiliated issuer (holdings represent 5% or more of the outstanding voting shares.)

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2001

                                                                               LARGE-CAP                  SMALL-CAP
                                                                           RESEARCH FUND                 VALUE FUND
--------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in securities, at cost                                       $316,191,066               $616,149,190
--------------------------------------------------------------------------------------------------------------------
   Investments in securities, at value                                      $351,668,980               $738,608,032
   Cash                                                                          106,188                    304,508
   Receivables:
      Interest and dividends                                                     528,671                    365,061
      Investment securities sold                                              15,446,715                  5,907,893
      Capital shares sold                                                      1,145,999                    524,577
   Prepaid expenses and other assets                                               5,411                      2,377
--------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                              368,901,964                745,712,448
--------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
      Investment securities purchased                                         11,216,305                  5,433,591
      Capital shares reacquired                                                  387,048                    841,363
      Management fees                                                            214,419                    450,881
      12b-1 distribution fees                                                    139,367                    278,410
      Directors' fees                                                             12,437                     38,700
      To affiliate                                                                     -                    252,793
   Accrued expenses                                                              237,529                    471,129
--------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                          12,207,105                  7,766,867
====================================================================================================================
NET ASSETS                                                                  $356,694,859               $737,945,581
====================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                              320,363,095                576,133,782
Accumulated net investment loss                                                  (15,910)                   (55,166)
Accumulated net realized gain on investments                                     869,760                 39,408,123
Net unrealized appreciation on investments                                    35,477,914                122,458,842
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                  $356,694,859               $737,945,581
====================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                              $234,533,127               $394,442,428
Class B Shares                                                              $ 85,010,813               $182,554,895
Class C Shares                                                              $ 37,148,496               $ 81,396,311
Class P Shares                                                              $   1,225.43               $  4,149,950
Class Y Shares                                                              $   1,197.94               $ 75,401,997

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                                 9,474,876                 17,915,733
Class B Shares                                                                 3,506,309                  8,556,827
Class C Shares                                                                 1,530,325                  3,818,752
Class P Shares                                                                    49.283                    188,535
Class Y Shares                                                                    48.671                  3,381,770

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
(NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                    $24.75                     $22.02
Class A Shares-Maximum offering price
(Net asset value plus sales charge 5.75%)                                         $26.26                     $23.36
Class B Shares-Net asset value                                                    $24.25                     $21.33
Class C Shares-Net asset value                                                    $24.27                     $21.31
Class P Shares-Net asset value                                                    $24.87                     $22.01
Class Y Shares-Net asset value                                                    $24.61                     $22.30
====================================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2001

                                                                               LARGE-CAP                  SMALL-CAP
                                                                           RESEARCH FUND                 VALUE FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                                   $  4,819,366                $ 3,959,298
Interest                                                                         769,823                  1,802,738
Foreign withholding tax                                                          (39,384)                   (29,575)
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                        5,549,805                  5,732,461
--------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                2,490,633                  5,178,154
12b-1 distribution plan-Class A                                                  823,669                  1,404,767
12b-1 distribution plan-Class B                                                  848,691                  1,806,682
12b-1 distribution plan-Class C                                                  329,568                    728,019
12b-1 distribution plan-Class P                                                        6                      6,388
Shareholder servicing                                                            718,976                  1,293,306
Reports to shareholders                                                          138,599                    267,427
Registration                                                                     137,672                    114,076
Professional                                                                      33,830                     56,811
Directors' fees                                                                   10,870                     19,575
Custody                                                                            6,081                      9,611
Subsidy (See Note 3)                                                                   -                    314,838
Other                                                                             30,333                    115,414
--------------------------------------------------------------------------------------------------------------------
Gross expenses                                                                 5,568,928                 11,315,068
   Expense reductions                                                            (14,680)                   (35,813)
--------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                   5,554,248                 11,279,255
--------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                               (4,443)                (5,546,794)
--------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments                                                 869,760                 39,572,146
Net change in unrealized appreciation/depreciation on investments            (16,762,413)                46,489,746
====================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                                      (15,892,653)                86,061,892
====================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $(15,897,096)               $80,515,098
====================================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended November 30, 2001

                                                                               LARGE-CAP                  SMALL-CAP
INCREASE IN NET ASSETS                                                     RESEARCH FUND                 VALUE FUND
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                                         $     (4,443)              $ (5,546,794)
Net realized gain on investments                                                 869,760                 39,572,146
Net change in unrealized appreciation/depreciation on investments            (16,762,413)                46,489,746
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              (15,897,096)                80,515,098
====================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                      (639,604)                         -
   Class P                                                                            (4)                         -
   Class Y                                                                            (8)                         -
Net realized gain
   Class A                                                                    (6,765,423)                (6,885,763)
   Class B                                                                    (2,759,515)                (3,970,666)
   Class C                                                                      (932,251)                (1,326,510)
   Class P                                                                           (43)                       (34)
   Class Y                                                                           (43)                (1,800,190)
--------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                          (11,096,891)               (13,983,163)
====================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                            125,457,074                268,795,425
Reinvestment of distributions                                                 10,734,997                 13,422,968
Cost of shares reacquired                                                    (59,491,199)              (160,892,883)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                                  76,700,872                121,325,510
====================================================================================================================
NET INCREASE IN NET ASSETS                                                    49,706,885                187,857,445
====================================================================================================================
NET ASSETS:
Beginning of year                                                            306,987,974                550,088,136
--------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                                 $356,694,859               $737,945,581
====================================================================================================================
ACCUMULATED NET INVESTMENT LOSS                                             $    (15,910)              $    (55,166)
====================================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

Year Ended November 30, 2000

                                                                               LARGE-CAP                  SMALL-CAP
INCREASE IN NET ASSETS                                                     RESEARCH FUND                 VALUE FUND
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                                                $    715,442              $  (6,289,043)
Net realized gain on investments                                              10,392,337                 52,995,082
Net change in unrealized appreciation/depreciation on investments             20,201,865                 65,717,896
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          31,309,644                112,423,935
====================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                      (206,685)                         -
   Class P                                                                            (1)                         -
   Class Y                                                                            (5)                         -
Net realized gain
   Class A                                                                    (8,833,818)                         -
   Class B                                                                    (3,604,418)                         -
   Class C                                                                      (920,025)                         -
   Class P                                                                           (59)                         -
   Class Y                                                                           (58)                         -
--------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                          (13,565,069)                         -
====================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                             83,850,853                113,154,077
Reinvestment of distributions                                                 13,086,232                          -
Cost of shares reacquired                                                    (63,696,881)              (136,038,914)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from capital share transactions                                  33,240,204                (22,884,837)
====================================================================================================================
NET INCREASE IN NET ASSETS                                                    50,984,779                 89,539,098
====================================================================================================================
NET ASSETS:
Beginning of year                                                            256,003,195                460,549,038
--------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                                 $306,987,974              $ 550,088,136
====================================================================================================================
Undistributed (distributions in excess of)
   net investment income                                                    $    696,617              $     (43,651)
====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
LARGE-CAP RESEARCH FUND

                                                                             YEAR ENDED 11/30
                                                     ---------------------------------------------------------------
                                                        2001         2000          1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $26.83       $25.32        $21.91       $20.08       $17.86
                                                      ========     ========      ========     ========     ========

Investment operations
  Net investment income                                   .06(a)       .11(a)        .08(a)       .15(a)       .08(a)

  Net realized and unrealized gain (loss)               (1.14)        2.74          3.60         2.45         3.21
                                                      --------     --------      --------     --------     --------

     Total from investment operations                   (1.08)        2.85          3.68         2.60         3.29
                                                      --------     --------      --------     --------     --------

Distributions to shareholders from:

  Net investment income                                  (.09)        (.03)         (.10)        (.06)        (.12)

  Net realized gain                                      (.91)       (1.31)         (.17)        (.71)        (.95)
                                                      --------     --------      --------     --------     --------

     Total distributions                                (1.00)       (1.34)         (.27)        (.77)       (1.07)
                                                      --------     --------      --------     --------     --------
NET ASSET VALUE, END OF YEAR                           $24.75       $26.83        $25.32       $21.91       $20.08
                                                      ========     ========      ========     ========     ========

Total Return(b)                                         (4.26)%      11.75%        16.99%       13.45%       19.87%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
  reductions                                             1.45%        1.54%         1.43%        1.24%        1.52%

  Expenses, excluding expense
  reductions                                             1.45%        1.54%         1.43%        1.24%        1.52%

  Net investment income                                   .22%         .46%          .33%         .74%         .42%


                                                                         YEAR ENDED 11/30
                                                    ----------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2001         2000          1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000)                        $234,533     $200,064      $169,844     $100,701      $49,048

Portfolio turnover rate                                 81.79%       74.72%        60.59%       99.14%       30.81%


                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP RESEARCH FUND

                                                                            YEAR ENDED 11/30
                                                    ----------------------------------------------------------------
                                                        2001         2000          1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $26.37       $25.03        $21.71       $20.00       $17.83
                                                      ========     ========      ========     ========     ========

Investment operations

  Net investment loss                                    (.10)(a)     (.04)(a)      (.09)(a)     (.00)(a)(e)  (.06)(a)

  Net realized and unrealized gain (loss)               (1.11)        2.69          3.58         2.42         3.20
                                                      --------     --------      --------     --------     --------
     Total from investment operations                   (1.21)        2.65          3.49         2.42         3.14
                                                      --------     --------      --------     --------     --------

Distributions to shareholders from:

  Net investment income                                     -            -             -            -         (.02)

  Net realized gains                                     (.91)       (1.31)         (.17)        (.71)        (.95)
                                                      --------     --------      --------     --------     --------

     Total distributions                                 (.91)       (1.31)         (.17)        (.71)        (.97)
                                                      --------     --------      --------     --------     --------
NET ASSET VALUE, END OF YEAR                           $24.25       $26.37        $25.03       $21.71       $20.00
                                                      ========     ========      ========     ========     ========

Total Return(b)                                         (4.81)%      11.04%        16.21%       12.56%       18.92%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
  reductions                                             2.07%        2.15%         2.11%        2.00%        2.28%

  Expenses, excluding expense
  reductions                                             2.07%        2.15%         2.11%        2.00%        2.28%

  Net investment loss                                    (.39)%       (.16)%        (.35)%       (.01)%       (.34)%


                                                                            YEAR ENDED 11/30
                                                    ----------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2001         2000          1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000)                         $85,011      $79,968       $68,590      $34,744      $19,139

Portfolio turnover rate                                 81.79%       74.72%        60.59%       99.14%       30.81%


                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP RESEARCH FUND

                                                                      YEAR ENDED 11/30                    4/1/1997(d)
                                                     --------------------------------------------------       TO
                                                        2001         2000          1999         1998      11/30/1997
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                   $26.41       $25.05        $21.73       $20.01       $16.90
                                                      ========     ========      ========     ========     ========

Investment operations

  Net investment loss                                    (.11)(a)     (.03)(a)      (.09)(a)     (.01)(a)     (.07)(a)

  Net realized and unrealized gain (loss)               (1.12)        2.70          3.58         2.44         3.18
                                                      --------     --------      --------     --------     --------

     Total from investment operations                   (1.23)        2.67          3.49         2.43         3.11
                                                      --------     --------      --------     --------     --------

Distributions to shareholders from
  net realized gains                                     (.91)       (1.31)         (.17)        (.71)           -
                                                      --------     --------      --------     --------     --------
NET ASSET VALUE, END OF PERIOD                         $24.27       $26.41        $25.05       $21.73       $20.01
                                                      ========     ========      ========     ========     ========

Total Return(b)                                         (4.88)%      11.12%        16.20%       12.61%       18.40%(c)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
  reductions                                             2.10%        2.15%         2.11%        2.00%        1.54%(c)

  Expenses, excluding expense
  reductions                                             2.10%        2.15%         2.11%        2.00%        1.54%(c)

  Net investment loss                                    (.43)%       (.14)%        (.35)%       (.04)%       (.37)%(c)


                                                                                                         4/1/1997(d)
                                                                     YEAR ENDED 11/30                         TO
                                                     ----------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2001         2000          1999         1998       11/30/1997
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)                       $37,149      $26,954       $17,567       $7,708       $1,609

Portfolio turnover rate                                 81.79%       74.72%        60.59%       99.14%       30.81%


                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP RESEARCH FUND

                                                                                   YEAR ENDED 11/30      4/28/1999(d)
                                                                                -----------------------       TO
                                                                                   2001         2000      11/30/1999
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $26.92       $25.36       $25.09
                                                                                 ========     ========     ========

Investment operations

  Net investment income                                                              .07(a)       .10(a)       .09(a)

  Net realized and unrealized gain (loss)                                          (1.13)        2.78          .21
                                                                                 --------     --------     --------

     Total from investment operations                                              (1.06)        2.88          .30
                                                                                 --------     --------     --------

Distributions to shareholders from:

  Net investment income                                                             (.08)        (.01)        (.03)

  Net realized gain                                                                 (.91)       (1.31)           -
                                                                                 --------     --------     --------

     Total distributions                                                            (.99)       (1.32)        (.03)
                                                                                 --------     --------     --------
NET ASSET VALUE, END OF PERIOD                                                    $24.87       $26.92       $25.36
                                                                                 ========     ========     ========

Total Return(b)                                                                    (4.16)%      11.84%        1.20%(c)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions                                            1.52%        1.60%         .92%(c)

  Expenses, excluding expense reductions                                            1.52%        1.60%         .92%(c)

  Net investment income                                                              .27%         .40%         .34%(c)


                                                                                    YEAR ENDED 11/30      4/28/1999(d)
                                                                                 ----------------------        TO
SUPPLEMENTAL DATA:                                                                  2001         2000      11/30/1999
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)                                                       $1           $1           $1

Portfolio turnover rate                                                            81.79%       74.72%       60.59%


                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP RESEARCH FUND

                                                                                   YEAR ENDED 11/30       5/4/1999(d)
                                                                                 ---------------------        TO
                                                                                   2001         2000      11/30/1999
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $26.74       $25.30       $25.21
                                                                                 ========     ========     ========

Investment operations

  Net investment income                                                              .08(a)       .22(a)       .04(a)

  Net realized and unrealized gain (loss)                                          (1.12)        2.64          .09
                                                                                 --------     --------     --------

     Total from investment operations                                              (1.04)        2.86          .13
                                                                                 --------     --------     --------

Distributions to shareholders from:

  Net investment income                                                             (.18)        (.11)        (.04)

  Net realized gain                                                                 (.91)       (1.31)           -
                                                                                 --------     --------     --------

     Total distributions                                                           (1.09)       (1.42)        (.04)
                                                                                 --------     --------     --------

NET ASSET VALUE, END OF PERIOD                                                    $24.61       $26.74       $25.30
                                                                                 ========     ========     ========

Total Return(b)                                                                    (4.14)%      11.82%         .52%(c)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                                            1.07%        1.15%         .63%(c)

  Expenses, excluding expense reductions                                            1.07%        1.15%         .63%(c)

  Net investment income                                                              .32%         .85%         .15%(c)


                                                                                    YEAR ENDED 11/30       5/4/1999(d)
                                                                                 ----------------------        TO
SUPPLEMENTAL DATA:                                                                 2001         2000       11/30/1999
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)                                                       $1           $1           $1

Portfolio turnover rate                                                            81.79%       74.72%       60.59%

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Not annualized.
(d) Commencement of offering of class shares.
(e) Amount represents less than $.01.


                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SMALL-CAP VALUE FUND

                                                                            YEAR ENDED 11/30
                                                     ----------------------------------------------------------------
                                                        2001         2000          1999         1998         1997
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $19.60       $15.63        $14.36       $16.56       $12.01
                                                      ========     ========      ========     ========     ========

Investment operations

  Net investment income (loss)                           (.13)(a)     (.19)(a)      (.12)(a)     (.06)(a)      .02(a)

  Net realized and unrealized gain (loss)                3.04         4.16          1.39        (1.85)        4.53
                                                      --------     --------      --------     --------     --------

     Total from investment operations                    2.91         3.97          1.27        (1.91)        4.55
                                                      --------     --------      --------     --------     --------

Distributions to shareholders from
  net realized gain                                      (.49)           -             -         (.29)           -
                                                      --------     --------      --------     --------     --------

NET ASSET VALUE, END OF YEAR                           $22.02       $19.60        $15.63       $14.36       $16.56
                                                      ========     ========      ========     ========     ========

Total Return(b)                                         15.12%       25.40%         8.84%      (11.71)%      37.89%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
  reductions                                             1.43%        1.60%         1.52%        1.28%        1.17%

  Expenses, excluding expense
  reductions                                             1.44%        1.60%         1.52%        1.28%        1.17%

  Net investment income (loss)                           (.60)%      (1.04)%        (.80)%       (.37)%        .10%


                                                                            YEAR ENDED 11/30
                                                     ----------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2001         2000          1999         1998         1997
---------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000)                        $394,443     $275,010      $209,516     $218,730     $201,863

Portfolio turnover rate                                 64.76%       76.21%        83.93%       67.86%       45.24%


                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND

                                                                            YEAR ENDED 11/30
                                                    -----------------------------------------------------------------
                                                        2001         2000          1999         1998         1997
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)

NET ASSET VALUE, BEGINNING OF YEAR                     $19.13       $15.34        $14.20       $16.44       $12.00
                                                      ========     ========      ========     ========     ========

Investment operations

  Net investment loss                                    (.26)(a)     (.29)(a)      (.22)(a)     (.17)(a)     (.09)(a)

  Net realized and unrealized gain (loss)                2.95         4.08          1.36        (1.82)        4.53
                                                      --------     --------      --------     --------     --------

     Total from investment operations                    2.69         3.79          1.14        (1.99)        4.44
                                                      --------     --------      --------     --------     --------

Distributions to shareholders from
  net realized gain                                      (.49)           -             -         (.25)           -
                                                      --------     --------      --------     --------     --------

NET ASSET VALUE, END OF YEAR                           $21.33       $19.13        $15.34       $14.20       $16.44
                                                      ========     ========      ========     ========     ========

Total Return(b)                                         14.33%       24.71%         8.03%      (12.27)%      37.00%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                 2.05%        2.23%         2.19%        2.00%        1.86%

  Expenses, excluding expense reductions                 2.06%        2.23%         2.19%        2.00%        1.86%

  Net investment loss                                   (1.22)%      (1.67)%       (1.48)%      (1.09)%       (.56)%


                                                                           YEAR ENDED 11/30
                                                    -----------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2001         2000          1999         1998         1997
---------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000)                        $182,555     $153,894      $155,495     $198,068     $182,788

Portfolio turnover rate                                 64.76%       76.21%        83.93%       67.86%       45.24%


                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND

                                                                      YEAR ENDED 11/30                    4/1/1997(d)
                                                    ---------------------------------------------------       TO
                                                        2001         2000          1999         1998      11/30/1997
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                   $19.13       $15.34        $14.20       $16.44       $12.81
                                                      ========     ========      ========     ========     ========

Investment operations

  Net investment loss                                    (.28)(a)     (.29)(a)      (.22)(a)     (.17)(a)     (.05)(a)

  Net realized and unrealized gain (loss)                2.95         4.08          1.36        (1.82)        3.68
                                                      --------     --------      --------     --------     --------

     Total from investment operations                    2.67         3.79          1.14        (1.99)        3.63
                                                      --------     --------      --------     --------     --------

Distributions to shareholders from
  net realized gain                                      (.49)           -             -         (.25)           -
                                                      --------     --------      --------     --------     --------

NET ASSET VALUE, END OF PERIOD                         $21.31       $19.13        $15.34       $14.20       $16.44
                                                      ========     ========      ========     ========     ========

Total Return(b)                                         14.22%       24.71%         8.03%      (12.27)%      28.34%(c)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                 2.16%        2.23%         2.19%        2.00%        1.25%(c)

  Expenses, excluding expense reductions                 2.17%        2.23%         2.19%        2.00%        1.25%(c)

  Net investment loss                                   (1.32)%      (1.67)%       (1.48)%      (1.09)%       (.30)%(c)


                                                                      YEAR ENDED 11/30                   4/1/1997(d)
                                                    ---------------------------------------------------       TO
SUPPLEMENTAL DATA:                                      2001         2000          1999         1998      11/30/1997
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)                       $81,396      $51,061       $45,929      $62,902      $51,125

Portfolio turnover rate                                 64.76%       76.21%        83.93%       67.86%       45.24%


                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND

                                                                                   YEAR ENDED 11/30      6/23/1999(d)
                                                                                 ---------------------        TO
                                                                                   2001         2000      11/30/1999
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $19.61       $15.63       $16.41
                                                                                 ========     ========     ========

Investment operations

  Net investment loss                                                               (.14)(a)     (.20)(a)     (.06)(a)

  Net realized and unrealized gain (loss)                                           3.03         4.18         (.72)
                                                                                 --------     --------     --------

     Total from investment operations                                               2.89         3.98         (.78)
                                                                                 --------     --------     --------

Distributions to shareholders from
  net realized gain                                                                 (.49)           -            -
                                                                                 --------     --------     --------

NET ASSET VALUE, END OF PERIOD                                                    $22.01       $19.61       $15.63
                                                                                 ========     ========     ========

Total Return(b)                                                                    15.01%       25.46%       (4.75)%(c)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                                            1.50%        1.68%         .72%(c)

  Expenses, excluding expense reductions                                            1.51%        1.68%         .72%(c)

  Net investment loss                                                               (.66)%      (1.00)%       (.41)%(c)


                                                                                    YEAR ENDED 11/30      6/23/1999(d)
                                                                                 ---------------------         TO
SUPPLEMENTAL DATA:                                                                 2001         2000       11/30/1999
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)                                                   $4,150           $1           $1

Portfolio turnover rate                                                            64.76%       76.21%       83.93%


                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND

                                                                          YEAR ENDED 11/30               12/30/1997(d)
                                                                  -------------------------------------       TO
                                                                     2001          2000         1999      11/30/1998
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                $19.77        $15.71       $14.40       $16.34
                                                                   ========      ========     ========     ========

Investment operations

  Net investment loss                                                 (.05)(a)      (.12)(a)     (.07)(a)     (.01)(a)

  Net realized and unrealized gain (loss)
  on investments                                                      3.07          4.18         1.38        (1.93)
                                                                   --------      --------     --------     --------

     Total from investment operations                                 3.02          4.06         1.31        (1.94)
                                                                   --------      --------     --------     --------

Distributions to shareholders from
  net realized gain                                                   (.49)            -            -            -
                                                                   --------      --------     --------     --------

NET ASSET VALUE, END OF PERIOD                                      $22.30        $19.77       $15.71       $14.40
                                                                   ========      ========     ========     ========

Total Return(b)                                                      15.56%        25.84%        9.10%      (11.87)%(c)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                              1.05%         1.23%        1.19%         .96%(c)

  Expenses, excluding expense reductions                              1.06%         1.23%        1.19%         .96%(c)

  Net investment loss                                                 (.24)%        (.67)%       (.47)%       (.05)%(c)


                                                                             YEAR ENDED 11/30            12/30/1997(d)
                                                                  -------------------------------------       TO
SUPPLEMENTAL DATA:                                                   2001          2000         1999      11/30/1998
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)                                    $75,402       $70,122      $49,608      $35,679

Portfolio turnover rate                                              64.76%        76.21%       83.93%       67.86%
----------------------------------------------------------------------------------------------------------------------

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Not annualized.
(d) Commencement of offering of class shares.



                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION
Lord Abbett Research Fund, Inc. (the "Company") is an open-end management investment company incorporated under Maryland law on April 6, 1992. The Company consisted of three separate portfolios ("Funds"). Effective December 17, 2001, a fourth Fund was added to the Company. This report covers the following two
Funds: Large-Cap Series ("Large-Cap Research Fund") and Small-Cap Value Series ("Small-Cap Value Fund"). Each Fund is diversified as defined under the Investment Company Act of 1940 (the "Act"). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES
(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchanges. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to their shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual Fund are allocated to the Funds within the Company on a pro rata basis. Expenses, excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P bear all the expenses and fees relating to their respective 12b-1 Plans.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Funds with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Company's investment portfolios. The management fee is based on average daily net assets at an annual rate of .75%.

12b-1 PLANS

Each of the Funds has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                              CLASS A                CLASS B                CLASS C                CLASS P
-------------------------------------------------------------------------------------------------------------
Service                             .25%                   .25%          up to .25%(3)                   .20%
Distribution                        .10%(1)(2)             .75%          up to .75%(3)                   .25%
Quarterly service fee                  -                      -          up to .25%(4)                      -
Quarterly distribution fee             -                      -          up to .75%(4)                      -

(1) In addition, each Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

(2) In addition, each Fund pays an incremental marketing expense of approximately .03% of average net assets of Class A.

(3) Paid at the time such shares are sold, and generally amortized over a one-year period.

(4) Paid at each quarter-end after the first anniversary of the sale of such shares.

Class Y of each Fund does not have a distribution plan.

Small-Cap Value Fund along with certain other funds managed by Lord Abbett (the "Underlying Funds") have entered into a Servicing Arrangement with Alpha Fund of Lord Abbett Securities Trust pursuant to which the Underlying Fund will pay a portion of the expenses of Alpha Fund in proportion to the average daily value of the Underlying Fund shares owned by the Alpha Fund.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Company after concessions were paid to authorized dealers for the year ended November 30, 2001:

                                              DISTRIBUTOR                DEALERS
                                              COMMISSIONS            CONCESSIONS
--------------------------------------------------------------------------------
LARGE-CAP RESEARCH FUND                          $260,115             $1,405,453
SMALL-CAP VALUE FUND                              162,964                949,471

Certain of the Company's officers and Directors have an interest in Lord Abbett.

4. DISTRIBUTIONS
Dividends from net investment income, if any, are declared and distributed at least annually for Large-Cap Research Fund and Small-Cap Value Fund. Taxable net realized gains from securities transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Permanent items identified during the year ended November 30, 2001 have been reclassified among the components of net assets based on their tax basis treatment as follows:

                                                                    ACCUMULATED
                                           ACCUMULATED        NET REALIZED GAIN
                                   NET INVESTMENT LOSS           ON INVESTMENTS            PAID-IN CAPITAL
                                   INCREASE (DECREASE)      INCREASE (DECREASE)        INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
LARGE-CAP RESEARCH FUND                   $   (68,468)              $   67,803               $        665
SMALL-CAP VALUE FUND                        5,535,279                 (164,229)                (5,371,050)

5. PORTFOLIO SECURITIES TRANSACTIONS
Purchases and sales of investment securities (other than short-term investments) for the year ended November 30, 2001 are as follows:

                                                                          PURCHASES                  SALES
----------------------------------------------------------------------------------------------------------
LARGE-CAP RESEARCH FUND                                                $302,049,544           $256,902,490
SMALL-CAP VALUE FUND                                                    484,974,887            418,602,798

As of November 30, 2001, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments based on cost for federal income tax purposes are as follows:

                                                          GROSS                 GROSS                  NET
                                                     UNREALIZED            UNREALIZED           UNREALIZED
                                  TAX COST         APPRECIATION          DEPRECIATION         APPRECIATION
----------------------------------------------------------------------------------------------------------
LARGE-CAP RESEARCH FUND       $317,519,071         $ 38,961,091         $  (4,811,182)        $ 34,149,909
SMALL-CAP VALUE FUND           616,537,015          142,231,863           (20,160,846)         122,071,017

The cost of investments for federal income tax purposes differs from that used for financial reporting purposes. These differences are due to differing treatments for items such as deferred loss on wash sales.

6. DIRECTORS' REMUNERATION
The Directors associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees are allocated among all funds in the Lord Abbett Family of Funds based on the net assets of each fund. The outside Directors may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Company or other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Directors' fees on the Statements of Operations and are not deductible for federal income tax purposes until such amounts are paid. There is a Defined Contribution Plan available to all Directors. Refer to Note 11 for basic information about Company Directors.

7. EXPENSE REDUCTIONS
The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Company's expenses.

8. LINE OF CREDIT
Each Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.085%. At November 30, 2001, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the period.

9. TRANSACTIONS WITH AFFILIATED COMPANIES
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities of the underlying issuer. Small-Cap Value Fund had the following transactions during the period with companies that are affiliates:

                         BALANCE OF                             BALANCE OF         VALUE    REALIZED GAIN    DIVIDEND INCOME
                        SHARES HELD        GROSS      GROSS    SHARES HELD            AT          12/1/00            12/1/00
AFFILIATES              AT 11/30/00    ADDITIONS      SALES    AT 11/30/01      11/30/01      TO 11/30/01        TO 11/30/01
----------------------------------------------------------------------------------------------------------------------------
Michael Baker Corp.         511,500            -          -        511,500   $ 6,956,400                -                  -
Rogers Corp.              1,098,900            -    209,300        889,600    28,449,408       $4,838,402                  -
The Marcus Corp.                  -    1,366,500          -      1,366,500    18,912,360                -           $150,315

10. SUMMARY OF CAPITAL TRANSACTIONS
The Company has authorized 120 million shares and 150 million shares of $0.001 par value capital stock for Large-Cap Research Fund and Small-Cap Value Fund, designated as follows: 20 million Class A shares, 30 million Class B shares, 20 million Class C shares, 20 million Class P shares and 30 million Class Y shares for Large-Cap Research Fund; and 50 million Class A shares, 30 million Class B shares, 20 million Class C shares, 20 million Class P shares and 30 million Class Y shares for Small-Cap Value Fund.

LARGE-CAP RESEARCH FUND
-----------------------------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED                           YEAR ENDED
                                                                 NOVEMBER 30, 2001                    NOVEMBER 30, 2000
-----------------------------------------------------------------------------------------------------------------------

CLASS A                                                    SHARES           AMOUNT             SHARES            AMOUNT
----------------------------------------------------------------------------------         ----------------------------
SHARES SOLD                                             3,339,069     $ 85,250,582          2,038,836     $  50,043,006
REINVESTMENT OF DISTRIBUTIONS                             275,573        7,236,553            361,947         8,849,613
SHARES REACQUIRED                                      (1,597,009)     (41,230,559)        (1,651,167)      (40,735,102)
----------------------------------------------------------------------------------         ----------------------------
INCREASE                                                2,017,633     $ 51,256,576            749,616     $  18,157,517
----------------------------------------------------------------------------------         ----------------------------

CLASS B
----------------------------------------------------------------------------------         ----------------------------
SHARES SOLD                                               857,440     $ 21,824,368            878,430     $  21,420,446
REINVESTMENT OF DISTRIBUTIONS                             100,460        2,599,894            138,521         3,349,441
SHARES REACQUIRED                                        (484,248)     (12,132,398)          (725,035)      (17,533,475)
----------------------------------------------------------------------------------         ----------------------------
INCREASE                                                  473,652     $ 12,291,864             291,916    $   7,236,412
----------------------------------------------------------------------------------         ----------------------------

CLASS C
----------------------------------------------------------------------------------         ----------------------------
SHARES SOLD                                               721,217     $ 18,382,124            509,413     $  12,387,401
REINVESTMENT OF DISTRIBUTIONS                              34,662          898,456             36,655           887,061
SHARES REACQUIRED                                        (246,194)      (6,128,242)          (226,781)       (5,428,304)
----------------------------------------------------------------------------------         ----------------------------
INCREASE                                                  509,685     $ 13,152,338             319,287     $  7,846,158
----------------------------------------------------------------------------------         ----------------------------

CLASS P
----------------------------------------------------------------------------------         ----------------------------
REINVESTMENT OF DISTRIBUTIONS                               1.706     $         45               2.318     $         59
----------------------------------------------------------------------------------         ----------------------------
INCREASE                                                    1.706     $         45               2.318     $         59
----------------------------------------------------------------------------------         ----------------------------

CLASS Y
----------------------------------------------------------------------------------         ----------------------------
REINVESTMENT OF DISTRIBUTIONS                               1.866     $         49               2.459     $         58
----------------------------------------------------------------------------------         ----------------------------
INCREASE                                                    1.866     $         49               2.459     $         58
----------------------------------------------------------------------------------         ----------------------------

SMALL-CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED                           YEAR ENDED
                                                                 NOVEMBER 30, 2001                    NOVEMBER 30, 2000
-----------------------------------------------------------------------------------------------------------------------

CLASS A                                                    SHARES           AMOUNT             SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                             7,842,391     $173,637,867          4,818,236     $ 82,594,785
REINVESTMENT OF DISTRIBUTIONS                             337,028        6,737,178                  -                -
SHARES REACQUIRED                                      (4,292,514)     (94,291,991)        (4,191,810)     (72,865,292)
----------------------------------------------------------------------------------         ----------------------------
INCREASE                                                3,886,905     $ 86,083,054            626,426     $  9,729,493
----------------------------------------------------------------------------------         ----------------------------

CLASS B
----------------------------------------------------------------------------------         ----------------------------
SHARES SOLD                                             1,419,173     $ 30,364,722            706,651     $ 12,391,753
REINVESTMENT OF DISTRIBUTIONS                             191,099        3,722,612                  -                -
SHARES REACQUIRED                                      (1,100,193)     (23,173,359)        (2,793,692)     (46,682,086)
----------------------------------------------------------------------------------         ----------------------------
INCREASE (DECREASE)                                       510,079     $ 10,913,975         (2,087,041)    $(34,290,333)
----------------------------------------------------------------------------------         ----------------------------

CLASS C
----------------------------------------------------------------------------------         ----------------------------
SHARES SOLD                                             1,551,390     $ 33,383,909            609,758     $ 10,728,092
REINVESTMENT OF DISTRIBUTIONS                              62,233        1,212,298                  -                -
SHARES REACQUIRED                                        (464,695)      (9,739,659)          (933,084)     (15,611,658)
----------------------------------------------------------------------------------         ----------------------------
INCREASE (DECREASE)                                     1,148,928     $ 24,856,548           (323,326)    $ (4,883,566)
----------------------------------------------------------------------------------         ----------------------------

CLASS P
----------------------------------------------------------------------------------         ----------------------------
SHARES SOLD                                               223,931     $  5,040,640              3.013     $         57
REINVESTMENT OF DISTRIBUTIONS                                   2               33                  -                -
SHARES REACQUIRED                                         (35,467)        (806,686)            (3.013)             (57)
----------------------------------------------------------------------------------         ----------------------------
INCREASE                                                  188,466     $  4,233,987                  -     $          -
----------------------------------------------------------------------------------         ----------------------------

CLASS Y
----------------------------------------------------------------------------------         ----------------------------
SHARES SOLD                                             1,226,963     $ 26,368,287            433,830     $  7,439,390
REINVESTMENT OF DISTRIBUTIONS                              86,805        1,750,847                  -                -
SHARES REACQUIRED                                      (1,478,379)     (32,881,188)           (45,637)        (879,821)
----------------------------------------------------------------------------------         ----------------------------
INCREASE (DECREASE)                                      (164,611)    $ (4,762,054)           388,193     $  6,559,569
----------------------------------------------------------------------------------         ----------------------------

11. BASIC INFORMATION ABOUT FUND DIRECTORS (UNAUDITED)
The Company's Board of Directors is responsible for the management of the business and affairs of the Company.

The following Director is the managing partner of Lord Abbett, 90 Hudson Street, Jersey City, New Jersey 07302-3973. He has been associated with Lord Abbett for over five years and is also an officer, director, or trustee of the fourteen Lord Abbett-sponsored funds consisting of 43 portfolios or series.

*ROBERT S. DOW, Chairman and President since 1996
 Date of Birth: 3/8/1945

*Mr. Dow is an "interested person" as defined in the Act.

The following outside Directors are also directors or trustees of the fourteen Lord Abbett-sponsored funds referred to above.

E. THAYER BIGELOW, Director since 1994
Date of Birth: 8/22/1941
Bigelow Media, LLC
717 Fifth Avenue, 26th Floor
New York, New York

Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. 1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997). Currently serves as a director of Crane Co. and Huttig Building Products Inc.

WILLIAM H.T. BUSH, Director since 1998
Date of Birth: 7/14/1938
Bush-O'Donnell & Co., Inc.
101 South Hanley Road, Suite 1025
St. Louis, Missouri

Co-founder and Chairman of the Board of the financial advisory firm of Bush-O'Donnell & Company (since 1986). Currently serves as director of Rightchoice Managed Care, Inc., Mississippi Valley Bancorp, DT Industries Inc., and Engineered Support Systems, Inc.

ROBERT B. CALHOUN, JR., Director since 1998
Date of Birth: 10/25/1942
Monitor Clipper Partners
Two Canal Park
Cambridge, Massachusetts

Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp., both private equity investment funds (since
1990). Currently serves as director of Avondale, Inc., Avondale Mills, Inc., IGI/Earth Color, Inc., and Interstate Bakeries Corp.

STEWART S. DIXON, Director since 1976
Date of Birth: 11/5/1930
Wildman, Harrold, Allen & Dixon
225 W. Wacker Drive, Suite 2800
Chicago, Illinois

Partner in the law firm of Wildman, Harrold, Allen & Dixon (since 1967).

FRANKLIN W. HOBBS, Director since 2000
Date of Birth: 7/30/1947
Houlihan Lokey Howard & Zukin
685 Third Ave.
New York, New York

Chief Executive Officer of Houlihan Lokey Howard & Zukin (since 2002). Chairman of Warburg Dillon Read (1999 - 2000); Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999); Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).

C. ALAN MACDONALD, Director since 1988
Date of Birth: 5/19/1933
415 Round Hill Road
Greenwich, Connecticut

Retired - Special Projects Consulting (since 1992). Formerly officer of Stouffers/Nestle (1955 - 1991) Chief Executive Officer & President of Nestle Foods (1983 - 1991). Currently serves as director of Fountainhead Water Company, Careside, Inc., Lincoln Snacks, J.B. Williams Co., Inc. and Seix Fund, Inc. Seix Fund, Inc. is a registered investment company that is advised by Seix Investment Advisors Inc. Seix Investment Advisors Inc.'s Chairman, CEO, and Chief Investment Officer is married to Robert Dow, the Fund's Chairman and President and Managing General Partner of Lord Abbett.

THOMAS J. NEFF, Director since 1982
Date of Birth: 10/2/1937
Spencer Stuart, U.S.
277 Park Avenue
New York, New York

Chairman of Spencer Stuart U.S., an executive search consulting firm (since
1976). Currently serves as director of Ace, Ltd. and Exult, Inc.

Please call 1-888-522-2388 for Statement of Additional Information (SAI) about more information on the fund's directors that is available free upon request.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
LORD ABBETT RESEARCH FUND, INC.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Research Fund, Inc. - Large-Cap Series and Small-Cap Value Series (the "Funds") as of November 30, 2001, and the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Lord Abbett Research Fund, Inc. - Large-Cap Series and Small-Cap Value Series as of November 30, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP


NEW YORK, NEW YORK
JANUARY 24, 2002

LORD ABBETT [LOGO](R)






                                                Lord Abbett Research Fund, Inc.
                                                        Large-Cap Series
                                                     Small-Cap Value Series


  Lord Abbett Mutual Fund shares are distributed by
             LORD ABBETT DISTRIBUTORS LLC
90 Hudson Street - Jersey City, New Jersey 07302-3973


                                                                     LARF-2-1101
                                                                          (1/02)